Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue [Text Block]

19. Revenue

During the year ended December 31, 2025, the Company physically settled a portion of its gold hedges (note 26) and delivered 10,000 gold ounces to the customer. The sale of these gold ounces was recorded as revenue based on the London Bullion Market Association PM spot gold price on the date of delivery. Separately, the corresponding realized loss on the gold hedge derivative instrument was recorded within net revenue in the Statement of Operations and Comprehensive Income (Loss). The following table outlines the components of the Company’s revenue and net revenue for the years ended December 31, 2025 and December 31, 2024. Note that the Company has restated its comparative year presentation of realized and unrealized losses gold hedge derivative instruments such that they are presented within net revenue, rather than as a finance expense in the Statement of Operations and Comprehensive Income (Loss). Refer to note 3(n) for a discussion on how the Company accounts for realized and unrealized losses on gold hedge contracts.

	December 31, 2025	December 31, 2024
	$	$
Gold revenue at spot prices	447,030	230,808
By‐product silver revenue	737	531
Revenue	447,767	231,339
Realized loss on gold hedges (note 28(b))	(44,771)	(9,515)
Realized revenue	402,996	221,824
Unrealized loss on gold hedges (notes 26 & 28(b))	(74,553)	(13,606)
Net revenue	328,443	208,218

During the year ended December 31, 2024, for the period until December 4, 2024, AGGL had an offtake agreement (the "Offtake Agreement") with a special purpose vehicle of RK Mine Finance Master Fund I Limited ("Red Kite") under which the AGM would sell 100% of future gold production from the AGM up to a maximum of 2.2 million ounces. The realized gold sale price was a spot price selected by Red Kite during a nine‐day quotational period following shipment of gold from the mine. The Offtake Agreement was terminated on December 4, 2024 for total cash consideration of $13.1 million, which was presented as an expense in the Statement of Operations and Comprehensive Income for the year ended December 31, 2024.

Subsequent to the termination of the Offtake Agreement, the Company sold its gold to London Bullion Market Association registered banks at spot gold prices. During the years ended December 31, 2025 and 2024, the AGM also sold a portion of its production to the Bank of Ghana under the country's gold buying program.

During the year ended December 31, 2025, revenue from three customers accounted for approximately 50%, 26%, and 17% of the Company’s total revenue, respectively (year ended December 31, 2024 - one customer accounted for 90%).